Pension obligations (Schedule of additional information about defined benefit plans, balance by member group) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 243,733	$ 211,512	$ 383,054
Active members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	231,959	200,591
Deferred members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	1,555	723
Retired members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 10,219	$ 10,198